Stockholders' Equity (Details 5) - Common Stock Warrants [Member] - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Outstanding at beginning	1,991,293	845,257		518,978
Issued		1,208,845		327,060
Exercised		(15,625)
Terminated	(57,720)	(47,184)		(781)
Outstanding at ending	1,933,573	1,991,293		845,257
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Outstanding, Weighted Average Exercise Price [Roll Forward]
Outstanding at beginning	$ 13.00	$ 25.67	[1]	$ 32.13
Issued		6.23		18.12
Exercised		5.00
Terminated	38.43	14.77		320.00
Outstanding at ending	$ 12.71	$ 13.00		$ 25.67	[1]

[1]	The weighted-average exercise price reflects exercise price adjustments triggered by the 2015 PIPE.